Funding from Related Party	12 Months Ended
Jun. 30, 2024
Funding from Related Party [Abstract]
FUNDING FROM RELATED PARTY

18.    FUNDING FROM RELATED PARTY

	30 June 2024 $	30 June 2023 $
Working capital advance from parent – European Lithium Ltd	4,268,857	34,603
	4,268,857	34,603

Balance at beginning of period	34,603	—
Working capital advance from parent	4,234,254	34,603
Balance at end of period	4,268,857	34,603

On 26 October 2022, EUR announced that it has entered into a business combination agreement with Sizzle pursuant to which EUR will effectively sell down its shareholding in EUR Austria which holds the Wolfsberg Lithium Project and certain other mineral permits prospective for lithium in Austria, in consideration for the issue of shares in the Company (Transaction). The Transaction was approved by EUR shareholders on 20 January 2023 and on 22 February 2024, Sizzle shareholders approved the Transaction at a special meeting. CRML commenced trading on the Nasdaq on 28 February 2024. In accordance with the Transaction, EUR will be reimbursed for certain expenses incurred in respect to the Transaction.

In addition, EUR has provided funding to CRML to cover certain operational expenses since closing of the Transaction. The funds advanced are repayable on demand.